Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of notes payable
	June 30, 2022
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Principal Balance	Fair Value Measurement Adjustments	Original issue discount and proceeds allocated to warrants	Net Carrying Value	Interest Expense for the Three Months Ended June 30, 2022	Interest Expense for the Six Months Ended June 30, 2022
June 9, 2021 Note 1 and Note 2	December 9, 2022	0.00%	$40,000	$5,737	$(9,522)	$36,215	$—	$—
August 10, 2021 Optional Notes	February 10, 2023	15.00%	33,917	9,585	(11,518)	31,984	1,272	2,544
Notes payable – China various other	Due on Demand	0.00%	5,186	—	—	5,186	—	—
Auto loans	Various	Various	111	—	—	111	—	—
			$79,214	$15,322	$(21,040)	$73,496	$1,272	$2,544

	Six months ended June 30, 2022
Note Name	Contractual Maturity Date	Contractual Interest Rates	Net carrying value at 12/31/2021	Fair Value Measurement Adjustments	Payment Premium	Cash Payment
March 1, 2021 Notes(1)	March 1, 2022	14.00%	$56,695	$(1,695)	$—	$(55,000)
August 26, 2021 Notes(1)	March 1, 2022	14.00%	30,924	(924)	2,065	(32,065)
PPP Loan (2)	April 17, 2022	1.00%	193	—	—	(193)
			$87,812	$(2,619)	$2,065	$(87,258)

1.	On March 1, 2021, the Company amended the NPA to permit the issuance of additional notes payable with principal amounts up to $85,000. On the same day, the Company entered into notes payable agreements with Ares for an aggregate principal of $55,000. The notes payable were collateralized by a first lien on virtually all tangible and intangible assets of the Company, bore interest at 14.0% per annum and matured on March 1, 2022. On February 25, 2022, the Company repaid the $55,000 principal amount of the March 1, 2021 Notes with accrued interest of $7,721.

	December 31, 2021
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Balance	Net Carrying Value at 12/31/21
Related party notes - China(1)	Due on Demand	18.00%	$9,411	$9,411
Related party notes - China various other(2)	Due on Demand	0.00%	4,244	4,244
Total related party notes payable			$13,655	$13,655

	December 31, 2020
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Balance	Fair Value Measurement Adjustments	0% Coupon Discount	Loss (Gain) on Extinguishments	Net Carrying Value at 12/31/2020
Related party note (3)	June 30, 2021	12.00%	$240,543	$—	$(861)	$204	$239,886
Related party note (4)	Due on Demand	15.00%	10,000	—	—	—	10,000
Related party notes – NPA tranche (5)	October 6, 2021	10.00%	27,593	5,356	—	—	32,949
Related party notes – China (1)	Due on Demand	18.00%	9,196	—	—	—	9,196
Related party notes – China various other (2)(6)	Due on Demand	0% coupon, 10.00% imputed	6,548	—	(190)	(22)	6,336
Related party notes – China various other (6)	Due on Demand	8.99%	1,410	—	—	(3)	1,407
Related party notes – Other (7)	Due on Demand	0.00%	424	—	—	—	424
Related party notes – Other (8)	June 30, 2021	6.99%	4,160	—	—	(50)	4,110
Related party notes – Other (9)	June 30, 2021	8.00%	6,452	—	—	(35)	6,417
Related party notes - Other (10)	June 30, 2021	1.52%, 8.99%, 8.00%, 2.86%	8,440	—	—	(137)	8,303
Related party notes – Other (11)	Due on Demand, June 30, 2021	8.99%, 6.99%	1,760	—	—	(11)	1,749
Related party notes – Other (12)	June 30, 2021	8.00%	11,635	—	—	(57)	11,578
Total related party notes payable			$328,161	$5,356	$(1,051)	$(111)	$332,355

Schedule of fair value of financial instruments
	June 30, 2022	December 31, 2021
March 1, 2021 Notes
Outstanding principal	$—	$55,000
Accrued interest	—	6,455
Interest expense for the six months ended June 30, 2022	1,266	—
Principal payments	55,000	—
Interest payments	7,721	—

	June 30, 2022	December 31, 2021
August 26, 2021 Notes
Outstanding principal	$—	$30,000
Accrued interest	—	1,473
Interest expense for the six months ended June 30, 2022	662	—
Principal payments	30,000	—
Interest payments	2,135	—
Payment Premium payments	2,065	—

2.	In April 2022, the Company paid the remaining principal and accrued interest in an aggregate amount of $195.

March 1, 2021 Notes	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$55,000	$—
Accrued interest	6,455	—
Interest expense	6,455	—
Original issue discount	3,490	—
Proceeds	51,510	—

August 26, 2021 Notes	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$30,000	$—
Accrued interest	1,473	—
Interest expense	1,473	—
Original issue discount	87	—
Proceeds	29,913	—

June 9, 2021 Note 1	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$20,000	$—
Original issue discount and debt issuance costs	1,797	—
Proceeds	18,203	—

June 9, 2021 Note 2	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$20,000	$—
Original issue discount and debt issuance costs	2,600	—
Proceeds	17,400	—

August 10, 2021 Optional Notes	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$33,917	$—
Accrued interest	183	—
Interest expense	183	—
Original issue discount and debt issuance costs	3,542	—
Proceeds	30,375	—

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$5,458	$4,597
Foreign exchange (gain) loss on principal	133	297
Reclassification from related party notes payable	730	—

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$193	$9,168
Accrued interest	2	65
Interest expense	92	65
Payroll Protection Program principal forgiveness	8,975	—
Payroll Protection Program interest forgiveness	155	—
Proceeds	—	9,168

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$57,293
Accrued interest	—	13,769
Interest expense	3,408	7,387
Foreign exchange (gain) loss on principal	(1,293)	4,108
Principal settled with equity	56,000	—
Interest settled with equity	17,177	—

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$17,637
Accrued interest	—	2,637
Interest expense	976	1,768
Principal conversion premium settled with equity	3,527	—
Interest settled with equity	3,613	—
Principal payments in cash	17,637	—

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$10,600
Accrued interest	—	2,547
Interest expense	704	1,275
Principal settled with equity	10,600	—
Interest settled with equity	3,251	—

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$1,500
Accrued interest	—	587
Interest expense	112	203
Principal settled with equity	1,500	—
Interest settled with equity	699	—

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$7,000
Accrued interest	—	1,682
Interest expense	465	842
Principal and conversion premium settled with equity	10,375	—
Interest settled with equity	2,147	—

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$3,677
Accrued interest	—	2,314
Interest expense	374	637
Principal settled with equity	3,715	—
Interest settled with equity	2,713	—
Foreign exchange (gain) loss on principal	219	237
Foreign exchange (gain) loss on accrued interest	167	142

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$4,140
Accrued interest	—	569
Interest expense	139	235
Principal settled with equity	4,181	—
Interest settled with equity	713	—
Foreign exchange (gain) loss on principal	260	219
Foreign exchange (gain) loss on accrued interest	44	35
Proceeds	—	766

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$729
Accrued interest	—	19
Interest expense	24	19
Principal settled with equity	736	—
Interest settled with equity	44	—
Principal payments	—	32
Foreign exchange (gain) loss on principal	(25)	—
Foreign exchange (gain) loss on accrued interest	1	—
Proceeds	—	761

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$15,000
Principal and conversion premium settled with equity	20,367	—
Proceeds	—	13,800

January 13 and March 12, 2021 Notes	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$—
Original issue discount and debt issuance costs	1,940	—
Principal and conversion premium settled with equity	23,725	—
Proceeds	16,310	—

	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$15,000
Interest expense	1,334	366
Principal conversion premium settled with equity	2,785	—
Interest and adjustment fee settled with equity	270	—
Principal and conversion premium payments in cash	18,992	—
Interest payments in cash	1,197	366
Proceeds	—	15,000

January 13 and March 8, 2021 Notes	As of and for the Year Ended December 31,
	2021	2020
Outstanding principal	$—	$—
Original issue discount and debt issuance costs	1,132	—
Interest expense	632	—
Principal conversion premium settled with equity	2,069	—
Interest settled with equity	82	—
Principal and conversion premium payments in cash	11,582	—
Interest payments in cash	550	—
Proceeds	8,218	—

Schedule of principal maturities of notes payable
Due on demand	$5,186
2022	40,111
2023	33,917
$79,214

Years ended December 31,
2022	130,772
2023	33,917
$164,689

Schedule of notes payable consists
	December 31, 2021
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Balance	Fair Value Measurement Adjustments	Original issue discount and proceeds allocated to warrants	Net Carrying Value
March 1, 2021 Notes(1)	March 1, 2022	14.00%	$55,000	$7,692	$(5,997)	$56,695
August 26, 2021 Notes(1)	March 1, 2022	14.00%	30,000	1,011	(87)	30,924
June 9, 2021 Note 1 and Note 2(2)	December 9, 2022	—%	40,000	8,503	(9,522)	38,981
August 10, 2021 Optional Notes(2)	February 10, 2023	15.00%	33,917	12,283	(11,518)	34,682
Notes payable - China various other(3)	Due on demand	—%	5,458	—	—	5,458
Notes payable(4)	April 17, 2022	1.00%	193	—	—	193
Auto loans	Various	Various	121	—	—	121
			$164,689	$29,489	$(27,124)	$167,054

	December 31, 2020
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Balance	Fair Value Measurement Adjustments	Loss(Gain) on Extinguish- ments	Net Carrying Value
Note payable(5)	Contingent	12.00%	$57,293	$—	$—	$57,293
Notes payable – NPA tranche(6)	October 6, 2021	10.00%	17,637	3,422	—	21,059
Notes payable(7)	June 30, 2021	12.00%	19,100	—	—	19,100
Notes payable – China various other(8)	Due on Demand	9.00%	3,677	—	(18)	3,659
Notes payable – China various other(8)	Various Dates 2021	6.00%	4,869	—	(62)	4,807
Notes payable – China various other(3)	Due on Demand	—%	4,597	—	—	4,597
Note payable(9)	March 9, 2021	—%	15,000	2,712	—	17,712
Note payable(10)	October 6, 2021	12.75%	15,000	5,972	—	20,972
Notes payable(4)	April 17, 2022	1.00%	9,168	—	—	9,168
			$146,341	$12,106	$(80)	$158,367

Schedule of accrued interest and conversion premiums pursuant to the closing of the business combination
	Year ending December 31, 2021
Note Name	Net Carrying Value at 12/31/2020	Borrowings, net of OID	Fair Value Measurement Adjustments	Accrued Interest at Settlement	FX and Other	Cash Payment	Equity Settlement	Net Carrying Value at 12/31/2021	Loss (Gain) at Settlement
Settlement prior to the Business Combination:
Note payable(5)	$57,293	$—	$—	$17,177	$(1,293)	$—	$(73,177)	$—	$—
Notes payable(7)	19,100	—	—	6,098	—	—	(25,198)	—	—
Subtotal settlements prior to the Business Combination	76,393	—	—	23,275	(1,293)	—	(98,375)	—	—
Settlements in the Business Combination:
Notes payable – NPA(6)	21,059	—	104	3,614	—	(17,636)	(7,141)	—	2,699
Notes payable – China(8)	3,659	—	—	2,713	56	—	(6,428)	—	2,430
Notes payable – China(8)	4,807	—	—	757	110	—	(5,674)	—	2,145
Note payable(9)	17,712	—	1,988	—	667	—	(20,367)	—	7,698
January 13 and March 12, 2021 Notes(9)	—	16,790	6,935	—	—	—	(23,725)	—	8,968
Note payable(10)	20,972	—	138	270	667	(18,992)	(3,055)	—	1,155
January 13 and March 8, 2021 Notes(10)	—	8,750	4,901	82	—	(11,582)	(2,151)	—	813
Subtotal settlements in the Business Combination	68,209	25,540	14,066	7,436	1,500	(48,210)	(68,541)	—	25,908
Notes payable(4)	9,168	—	—	—	(8,975)	—	—	193	(8,975)
Total	$153,770	$25,540	$14,066	$30,711	$(8,768)	$(48,210)	$(166,916)	$193	$16,933